Loans and Allowance for Credit Losses, Impaired Loans, Average Recorded Investment and Interest Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	$ 27,852	$ 27,598	$ 23,268
Recognized interest income	1,283	1,079	698
Interest Income On Impaired Loans [Abstract]
Interest income, cash basis of accounting	316	180	250
Interest income, other	967	899	448
Commercial and Industrial Loans [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	2,281	3,282	4,098
Recognized interest income	111	105	64
Commercial Real Estate Mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	4,821	5,308	4,598
Recognized interest income	119	80	41
Commercial Real Estate Construction [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	1,818	2,481	3,203
Recognized interest income	61	70	28
Lease Financing [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	57	80	166
Recognized interest income	1	0	0
Foreign Loans [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	36	29	47
Recognized interest income	1	0	0
Total Commercial [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	9,013	11,180	12,112
Recognized interest income	293	255	133
Real estate 1-4 family first mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	15,750	13,592	9,221
Recognized interest income	803	700	494
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	2,193	1,962	1,443
Recognized interest income	80	76	55
Credit Card [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	572	594	360
Recognized interest income	63	21	13
Other revolving credit and installment [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	324	270	132
Recognized interest income	44	27	3
Total Consumer [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	18,839	16,418	11,156
Recognized interest income	$ 990	$ 824	$ 565